NOTE 9: ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2020
Note 8 Assets Held For Sale
ASSETS HELD FOR SALE

During the year ended December 31, 2018, the Company had listed its facility and land in Portland, Oregon for sale. Prior to their classification as assets held for sale, the facility and land in Portland were reported under property and equipment (note 11). The assets held for sale were recorded at the lower of their carrying value and their fair value. The fair value was based on a sales agreement dated January 17, 2019, whereby the Company would receive net proceeds of $127,972 after selling costs. During the year ended December 31, 2018, the Company recorded an impairment loss of $57,072 to reduce the asset’s carrying value to its fair market value.

During the year ended December 31, 2019, the sales agreement dated January 17, 2019, was executed and the facility and land were sold. There was no gain or loss recorded on the sale as the Company received proceeds of $127,972 in the form of a promissory note for $122,500 (note 10) and cash of $5,472.